OPERATING SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING SEGMENT INFORMATION
Ownership percentage in Maui Jim Inc.	40.00%								40.00%
REVENUE
Net premiums earned	$ 147,764	$ 149,943	$ 141,584	$ 137,280	$ 145,023	$ 146,552	$ 130,826	$ 116,051	$ 576,571	$ 538,452	$ 493,382
Net investment income	14,491	14,221	14,826	15,293	16,244	15,954	15,180	16,303	58,831	63,681	66,799
Net realized gains (losses)	9,139	5,481	(664)	11,416	2,691	(177)	10,050	4,472	25,372	17,036	23,243
Consolidated revenue									660,774	619,169	583,424
INSURANCE EXPENSES
Losses and settlement expenses									271,645	200,084	201,332
Policy acquisition costs									196,362	183,868	156,894
Other insurance expenses									44,971	44,312	38,584
Insurance expenses									512,978	428,264	396,810
NET EARNINGS
Net underwriting income									63,593	110,188	96,572
Net investment income	14,491	14,221	14,826	15,293	16,244	15,954	15,180	16,303	58,831	63,681	66,799
Net realized gains (losses)	9,139	5,481	(664)	11,416	2,691	(177)	10,050	4,472	25,372	17,036	23,243
General corporate expense and interest on debt									(13,917)	(13,816)	(14,048)
Equity in earnings of unconsolidated investee									8,853	6,497	7,101
Earnings before income taxes	28,575	36,480	36,568	41,109	40,128	34,907	67,730	40,821	142,732	183,586	179,667
Income tax expense									39,386	56,988	51,470
Net earnings	25,097	25,463	24,748	28,038	29,931	23,969	44,992	27,706	103,346	126,598	128,197
Casualty
REVENUE
Net premiums earned									267,697	236,198	232,047
INSURANCE EXPENSES
Losses and settlement expenses									144,106	85,091	114,861
Policy acquisition costs									76,765	67,495	59,628
Other insurance expenses									21,387	22,215	20,474
NET EARNINGS
Net underwriting income									25,439	61,397	37,084
Property
REVENUE
Net premiums earned									202,402	203,660	181,645
INSURANCE EXPENSES
Losses and settlement expenses									115,707	101,969	82,463
Policy acquisition costs									60,070	57,878	52,847
Other insurance expenses									14,933	13,481	12,042
NET EARNINGS
Net underwriting income									11,692	30,332	34,293
Surety
REVENUE
Net premiums earned									106,472	98,594	79,690
INSURANCE EXPENSES
Losses and settlement expenses									11,832	13,024	4,008
Policy acquisition costs									59,527	58,495	44,419
Other insurance expenses									8,651	8,616	6,068
NET EARNINGS
Net underwriting income									$ 26,462	$ 18,459	$ 25,195